UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG Funds III

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31

Date of reporting period: June 1, 2022 – May 31, 2023

(Annual Shareholder Report)

Item 1.	Reports to Shareholders

ANNUAL REPORT

AMG Funds May 31, 2023 AMG GW&K International Small Cap Fund

Class N: MECAX | Class I: MECIX | Class Z: MECZX

amgfunds.com	053123 AR065

AMG Funds Annual Report — May 31, 2023

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Shareholder:

We are pleased to provide this annual report for your investment with AMG Funds. Our foremost goal is to provide investment solutions that help our shareholders successfully achieve their long-term investment goals. We appreciate the privilege of providing you with investment tools.

The most recent fiscal year ended May 31, 2023, resulted in mixed returns for risk assets as global central banks raised interest rates to cool the economy and bring down inflation. Stocks and bonds declined in tandem in 2022 amid tighter monetary policy, increased geopolitical tension, and high volatility. Early 2023 brought a more favorable environment on optimism that easing inflation would allow the U.S. Federal Reserve (the Fed) to pause their interest rate hiking cycle and deliver an economic soft landing. While instability in the regional banking sector and political handwringing over the U.S. debt ceiling brought additional uncertainty, markets were resilient as volatility declined and stocks rallied to end the period.

The S&P 500® Index gained 18.16% from the market bottom on October 12, 2022, and delivered a 2.92% return for the full fiscal year. The S&P 500’s modestly positive performance was driven in large part by a rally in large cap information technology stocks as the sector significantly outperformed with a 20.61% gain for the fiscal year. Communication services and industrials also outperformed with gains of 5.51% and 3.57%, respectively. Seven out of eleven sectors were negative as real estate underperformed with a -14.91% decline, followed by returns of -10.68% for materials, -9.96% for utilities, and -7.35% for energy. The strength in information technology drove Growth stocks to strongly outperform Value stocks with the Russell 1000® Growth Index gaining 9.55% compared to the -4.55% return for the Russell 1000® Value Index. Small cap stocks underperformed with the Russell 2000® Index declining -4.68%. Outside the U.S., foreign developed markets delivered a positive 3.06% return for the MSCI EAFE Index.

The Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond market performance, fell -2.14% over the period as the Fed raised interest rates and the 10-year Treasury yield reached its highest point since 2008. Investment-grade corporate bonds lost -1.70% for the year, while agency mortgage-backed securities underperformed with a -2.68% return. High yield bonds held up better with a 0.05% return as measured by the return of the Bloomberg U.S. Corporate High Yield Bond Index. Municipal bonds outperformed the broader market with a 0.49% gain for the Bloomberg Municipal Bond Index.

AMG Funds provides access to a distinctive array of actively managed return-oriented investment strategies. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit. For more information about AMG Funds’ wide range of products and resources, please visit www.amgfunds.com. We thank you for your investment and continued trust in AMG Funds.

Respectfully,

Keitha Kinne

President

AMG Funds

Average Annual Total Returns		Periods ended May 31, 2023*

Stocks:		1 Year	3 Years	5 Years

Large Cap	(S&P 500® Index)	2.92%	12.92%	11.01%

Small Cap	(Russell 2000® Index)	(4.68)%	9.23%	2.74%

International	(MSCI ACWI ex USA)	(1.41)%	7.23%	2.22%

Bonds:

Investment Grade	(Bloomberg U.S. Aggregate Bond Index)	(2.14)%	(3.65)%	0.81%

High Yield	(Bloomberg U.S. Corporate High Yield Bond Index)	0.05%	2.90%	3.10%

Tax-exempt	(Bloomberg Municipal Bond Index)	0.49%	(0.64)%	1.65%

Treasury Bills	(ICE BofAML U.S. 6-Month Treasury Bill Index)	3.06%	1.10%	1.61%

*Source: FactSet. Past performance is no guarantee of future results.

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended May 31, 2023	Expense Ratio for the Period	Beginning Account Value 12/01/22	Ending Account Value 05/31/23	Expenses Paid During the Period*

AMG GW&K International Small Cap Fund

Based on Actual Fund Return

Class N	1.14%	$1,000	$1,032	$5.77

Class I	0.99%	$1,000	$1,032	$5.02

Class Z	0.89%	$1,000	$1,033	$4.51

Based on Hypothetical 5% Annual Return

Class N	1.14%	$1,000	$1,019	$5.74

Class I	0.99%	$1,000	$1,020	$4.99

Class Z	0.89%	$1,000	$1,020	$4.48

  *  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

AMG GW&K International Small Cap Fund Portfolio Manager’s Comments (unaudited)

AMG GW&K International Small Cap Fund (the “Fund”) Class N shares returned -0.36% during the fiscal year ended May 31, 2023, compared to the -5.16% return for the MSCI World ex USA Small Cap Index (the “Index”).

MARKET OVERVIEW

Last year was a story of two halves. International small cap stocks sold off in the first half due to the war in Ukraine, rising interest rates, inflation, and the impact of China’s chaotic COVID policy. However, the markets then bottomed out in late 2022 and have since been slowly recovering their losses as investors focus on improving company fundamentals. The U.S. Dollar Index (+2.5%) continued to be a headwind for returns (a stronger dollar hurts performance for U.S. based investors) and the MSCI World ex USA Small Cap Index fell -5.16% for the fiscal year ended May 31, 2023. Asia (-0.5%) held up, but Europe (-7.1%) and North America (-9.5%) were weak. Japan (+4.7%), the largest country weight in the Index and in our Fund, was a top-performing country. The Japanese market benefitted from improvements in capital allocation and shareholder returns, as the economy emerges from a three-decade funk, and the cyclical post-COVID rebound in its largest industries. After last year’s bounce, Canada’s (-9.4%) exposure to commodity and energy companies hurt returns. Within Europe the core markets of Germany (-12.1%), France (-10.1%), and the U.K. (-9.0%) all suffered from their exposure to the Ukraine war and rapidly increasing inflation. However, they were able to overcome the worst fears of energy shortages and have since rebounded sharply.

Information technology (+0.4%) was the only sector higher, rebounding on positive growth sentiment in the second half. Real estate (-20.3%) continues to be under pressure from higher interest rates and energy (-15.1%) gave back some of last year’s gains.

FUND REVIEW

For the fiscal year ended May 31, 2023, the Fund outperformed the MSCI World ex USA Small Cap Index. The lack of exposure to commodity-driven companies, which hurt us last year, reversed and many of our packaging and building material holdings were able to pass through price increases as expected. Our overweight in Japan contributed as companies such as restaurant operator Gift Holdings and parking company Nippon Parking Development recovered with Japan’s emergence from lockdowns. Health care exposure hurt performance with several companies, such as Swedish Arjo and Sedana Medical, failing to execute on growth plans to our satisfaction. We have exited both positions. During the year, both Philippines cement company Eagle Cement and Japanese IT services firm Kanematsu Electronics were acquired for substantial premiums. Of particular note was the strong earnings-driven performance of Norwegian IT company Kitron, which remains attractively valued. Although, the Fund sold a portion of Kitron several times during the year to realize profits and to manage position size, the company remains the largest holding in the Fund.

OUTLOOK AND PORTFOLIO POSITIONING

After a year of mostly negative surprises and with the COVID era rapidly receding in the rear-view mirror, investors appear to be once again focused on company fundamentals and less on macroeconomic and geopolitical events. Central bank policies and the path of interest rates will remain a key story for the next year. However, we believe that Japan equity markets may turn out to be the year’s main positive surprise. The Nikkei peaked in December of 1989 and more than three decades later new highs are finally within reach. The legendary Japanese bubble valuations, corporate borrowing binge, and real estate prices have been fully undone over time. Corporate attention to improving profitability is coinciding with a rise in shareholder engagement and institutional support from both the government and the Tokyo Stock Exchange. The Japanese realized that strong equity returns are essential to meet the retirement needs of their pensioners, and an end to decades of low inflation may finally drive domestic asset allocation toward stocks. Our Fund is modestly overweighted in Japan, but the Fund is looking to take advantage of the potential we are seeing to pick up even more world-class businesses at bargain prices.

This commentary reflects the viewpoints of the portfolio manager, GW&K Investment Management, LLC as of May 31, 2023, is not intended as a forecast or guarantee of future results, and is subject to change without notice.

AMG GW&K International Small Cap Fund Portfolio Manager’s Comments (continued)

CUMULATIVE TOTAL RETURN PERFORMANCE

AMG GW&K International Small Cap Fund’s cumulative total return is based on the daily change in net asset value (NAV), and assumes that all dividends and distributions were reinvested. This graph compares a hypothetical $10,000 investment made in the AMG GW&K International Small Cap Fund’s Class N shares on May 31, 2013, to a $10,000 investment made in the MSCI World ex USA Small Cap Index for the same time period. The graph and table do not reflect the deduction of taxes that a shareholder would pay on a Fund distribution or redemption of shares. The listed returns for the Fund are net of expenses and the returns for the index exclude expenses. Total returns would have been lower had certain expenses not been reduced.

The table below shows the average annual total returns for the AMG GW&K International Small Cap Fund and the MSCI World ex USA Small Cap Index for the same time periods ended May 31, 2023.

Average Annual Total Returns[1]	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K International Small Cap Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16

Class N	(0.36%)	(4.68%)	5.66%	8.29%	04/01/96

Class I	(0.20%)	(4.54%)	5.84%	9.66%	06/25/93

Class Z	(0.13%)	(4.45%)	–	0.52%	05/31/17

MSCI World ex USA Small Cap Index[17]	(5.16%)	0.87%	5.23%	2.98%	05/31/17	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of Class Z shares, not the index.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of May 31, 2023. All returns are in U.S. Dollars ($).

[2]  As of October 8, 2020, the Fund’s Subadviser was changed to GW&K Investment Management, LLC. Prior to October 8, 2020, the Fund was known as AMG Managers Cadence Emerging Companies Fund, and had different principal investment strategies and corresponding risks. Performance shown for periods prior to October 8, 2020 reflects the performance and investment strategies of the Fund’s previous Subadviser, Cadence Capital Management LLC. The Fund’s past performance would have been different if the Fund were managed by the current Subadviser and strategy, and the Fund’s prior performance record might be less pertinent for investors considering whether to purchase shares of the Fund.

[3]  From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[4]  Investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

[5]  The stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[6]  The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

[7]  Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar.

[8]  Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 pandemic, or in response to events that affect particular industries or companies.

AMG GW&K International Small Cap Fund Portfolio Manager’s Comments (continued)

[9]  Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

[10] Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

[11] Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[12] Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[13] To the extent the Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Japan. The Fund is highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, and, therefore, is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.

[14] The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[15] Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

[16] Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

[17] The MSCI World ex USA Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the small capitalization equity market performance of developed markets, excluding the U.S. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI World ex USA Small Cap Index is unmanaged, is not available for investment and does not incur expenses.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG GW&K International Small Cap Fund Fund Snapshots (unaudited) May 31, 2023

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	36.9

Information Technology	12.8

Consumer Staples	10.9

Materials	10.1

Consumer Discretionary	9.7

Communication Services	6.0

Health Care	4.9

Real Estate	3.5

Financials	2.8

Energy	1.3

Short-Term Investments	4.4

Other Assets, less Liabilities	(3.3)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Kitron A.S.A. (Norway)	3.4

Rheinmetall AG (Germany)	2.7

Alliance Global Group, Inc. (Philippines)	2.5

Gift Holdings, Inc. (Japan)	2.4

Senshu Electric Co., Ltd. (Japan)	2.3

Paradox Interactive AB (Sweden)	2.1

Micro-Star International Co., Ltd. (Taiwan)	2.1

Vidrala, S.A. (Spain)	2.0

Nippon Parking Development Co., Ltd. (Japan)	1.9

UT Group Co., Ltd. (Japan)	1.8

Top Ten as a Group	23.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments May 31, 2023

	Shares	Value

Common Stocks - 98.9%

Communication Services - 6.0%

Embracer Group AB (Sweden)*,1	97,094	$224,177

Enad Global 7 AB (Sweden)*	136,928	369,754

IPSOS (France)	8,660	424,386

Nihon Falcom Corp. (Japan)	42,125	368,451

Paradox Interactive AB (Sweden)	31,450	766,847

Total Communication Services		2,153,615

Consumer Discretionary - 9.7%

Garrett Motion, Inc. (Switzerland)*,1	75,365	624,022

Gift Holdings, Inc. (Japan)	22,737	855,996

Hamee Corp. (Japan)[1]	53,508	365,281

Max Stock, Ltd. (Israel)	179,967	360,006

Mazda Motor Corp. (Japan)	58,655	497,592

MIPS AB (Sweden)[1]	5,415	271,629

Yossix Holdings Co., Ltd. (Japan)	30,904	490,828

Total Consumer Discretionary		3,465,354

Consumer Staples - 10.9%

Becle SAB de CV (Mexico)	263,750	622,807

First Pacific Co., Ltd. (Hong Kong)	1,196,432	447,750

Grupo Herdez SAB de CV (Mexico)	192,031	477,119

Hilton Food Group PLC (United Kingdom)	41,990	380,197

Kusuri no Aoki Holdings Co., Ltd. (Japan)	10,275	509,526

Nissin Foods Co. Ltd. (Hong Kong)	575,250	499,717

Royal Unibrew A/S (Denmark)	5,746	490,281

Sarantis, S.A. (Greece)	59,613	472,805

Total Consumer Staples		3,900,202

Energy - 1.3%

Diversified Energy Co. PLC (United States)	434,650	460,121

Financials - 2.8%

BFF Bank S.P.A. (Italy)[2]	44,034	457,332

Omni Bridgeway, Ltd. (Australia)*	306,051	535,680

Total Financials		993,012

Health Care - 4.9%

Ergomed PLC (United Kingdom)*	35,852	452,775

Haw Par Corp., Ltd. (Singapore)	62,800	428,858

Riverstone Holdings, Ltd. (Singapore)	735,400	330,789

Siegfried Holding AG (Switzerland)	668	530,330

Total Health Care		1,742,752

Industrials - 36.9%

ADENTRA, Inc. (Canada)[1]	26,049	539,018

Alliance Global Group, Inc. (Philippines)	3,821,916	902,207

Calian Group, Ltd. (Canada)	11,182	486,571

	Shares	Value

Clarkson PLC (United Kingdom)	13,436	$478,848

Creek & River Co., Ltd. (Japan)	39,600	543,966

Delta Plus Group (France)	6,609	529,827

DMG Mori Co., Ltd. (Japan)	37,200	621,113

Fluidra, S.A. (Spain)[1]	14,347	254,832

FULLCAST Holdings Co., Ltd. (Japan)	34,900	555,244

GVS S.P.A. (Italy)*,2	71,412	443,631

Hosokawa Micron Corp. (Japan)	19,550	381,593

Howden Joinery Group PLC (United Kingdom)	70,470	576,090

Inabata & Co., Ltd. (Japan)	26,900	555,380

Nippon Concept Corp. (Japan)	44,721	515,644

Nippon Parking Development Co., Ltd. (Japan)	402,675	672,491

Nisso Corp. (Japan)	89,100	540,698

Rheinmetall AG (Germany)	3,795	961,387

Richelieu Hardware, Ltd. (Canada)	18,850	590,703

RS GROUP PLC (United Kingdom)	37,800	374,494

Senshu Electric Co., Ltd. (Japan)	35,740	807,050

Stabilus SE (Germany)	8,446	504,669

Ten Pao Group Holdings, Ltd. (China)	2,237,700	288,627

UT Group Co., Ltd. (Japan)*	33,600	661,383

Yamazen Corp. (Japan)	58,175	424,220

Total Industrials		13,209,686

Information Technology - 12.8%

Ai Holdings Corp. (Japan)	31,550	514,061

Argo Graphics, Inc. (Japan)	18,425	522,938

Digital Hearts Holdings Co., Ltd. (Japan)	52,575	490,333

Digital Information Technologies Corp. (Japan)	46,146	487,592

Esprinet S.P.A. (Italy)	54,758	346,016

Incap Oyj (Finland)[1]	24,027	258,742

Kitron A.S.A. (Norway)	295,469	1,214,173

Micro-Star International Co., Ltd. (Taiwan)	137,500	741,615

Total Information Technology		4,575,470

Materials - 10.1%

Corticeira Amorim SGPS, S.A. (Portugal)	53,848	566,372

Elopak A.S.A. (Norway)	196,551	432,050

Hill & Smith PLC (United Kingdom)	32,191	583,330

Huhtamaki Oyj (Finland)[1]	17,116	560,028

Marshalls PLC (United Kingdom)	93,299	352,315

Mayr Melnhof Karton AG (Austria)	2,824	410,492

Vidrala, S.A. (Spain)	7,550	717,340

Total Materials		3,621,927

Real Estate - 3.5%

Altus Group, Ltd. (Canada)	14,037	456,732

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 3.5% (continued)

Far East Consortium International, Ltd. (Hong Kong)	2,346,714	$593,453

PATRIZIA SE (Germany)	23,987	212,325

Total Real Estate		1,262,510

Total Common Stocks (Cost $40,689,219)		35,384,649

	Principal Amount
Short-Term Investments - 4.4%

Joint Repurchase Agreements - 2.4%[3]

RBC Dominion Securities, Inc., dated 05/31/23, due 06/01/23, 5.060% total to be received $833,000 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 05/15/24 -04/20/53, totaling $849,541)	$832,883	832,883

	Principal Amount	Value

Repurchase Agreements - 2.0%

Fixed Income Clearing Corp. dated 05/31/23, due 06/01/23, 4.900% total to be received $720,098 (collateralized by a U.S. Treasury, 0.000%, 06/13/23, totaling $734,487)	$720,000	$720,000

Total Short-Term Investments (Cost $1,552,883)		1,552,883

Total Investments - 103.3% (Cost $42,242,102)		36,937,532

Other Assets, less Liabilities - (3.3)%		(1,174,069)

Net Assets - 100.0%		$35,763,463

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,709,104 or 4.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the value of these securities amounted to $900,963 or 2.5% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of May 31, 2023:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	$2,913,594	$10,296,092	–	$13,209,686

Information Technology	–	4,575,470	–	4,575,470

Consumer Staples	1,572,731	2,327,471	–	3,900,202

Materials	998,422	2,623,505	–	3,621,927

Consumer Discretionary	624,022	2,841,332	–	3,465,354

Communication Services	766,847	1,386,768	–	2,153,615

Health Care	–	1,742,752	–	1,742,752

Real Estate	456,732	805,778	–	1,262,510

Financials	–	993,012	–	993,012

Energy	460,121	–	–	460,121

Short-Term Investments

Joint Repurchase Agreements	–	832,883	–	832,883

Repurchase Agreements	–	720,000	–	720,000

Total Investments in Securities	$7,792,469	$29,145,063	–	$36,937,532

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the fiscal year ended May 31, 2023, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at May 31, 2023, was as follows:

Country	% of Long-Term Investments

Australia	1.5

Austria	1.2

Canada	5.9

China	0.8

Denmark	1.4

Finland	2.3

France	2.7

Germany	4.7

Greece	1.3

Hong Kong	4.4

Israel	1.0

Italy	3.5

Japan	32.2

Country	% of Long-Term Investments

Mexico	3.1

Norway	4.7

Philippines	2.6

Portugal	1.6

Singapore	2.1

Spain	2.7

Sweden	4.6

Switzerland	3.3

Taiwan	2.1

United Kingdom	9.0

United States	1.3

100.0

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities May 31, 2023

AMG GW&K International Small Cap Fund

Assets:

Investments at value[1] (including securities on loan valued at $1,709,104)	$36,937,532

Cash	155

Foreign currency[2]	15,402

Receivable for investments sold	106,575

Dividend and interest receivables	179,520

Securities lending income receivable	1,682

Receivable for Fund shares sold	192

Receivable from affiliate	8,141

Prepaid expenses and other assets	13,202

Total assets	37,262,401

Liabilities:

Payable upon return of securities loaned	832,883

Payable for investments purchased	566,781

Payable for Fund shares repurchased	840

Accrued expenses:

Investment advisory and management fees	21,685

Administrative fees	4,714

Shareholder service fees	3,365

Other	68,670

Total liabilities	1,498,938

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$35,763,463

[1] Investments at cost	$42,242,102

[2] Foreign currency at cost	$15,333

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

AMG GW&K International Small Cap Fund

Net Assets Represent:

Paid-in capital	$52,303,434

Total distributable loss	(16,539,971)

Net Assets	$35,763,463

Class N:

Net Assets	$4,268,305

Shares outstanding	102,750

Net asset value, offering and redemption price per share	$41.54

Class I:

Net Assets	$27,889,329

Shares outstanding	612,287

Net asset value, offering and redemption price per share	$45.55

Class Z:

Net Assets	$3,605,829

Shares outstanding	78,912

Net asset value, offering and redemption price per share	$45.69

The accompanying notes are an integral part of these financial statements.

Statement of Operations For the fiscal year ended May 31, 2023

AMG GW&K International Small Cap Fund

Investment Income:

Dividend income	$958,575

Interest income	40,325

Securities lending income	24,831

Foreign withholding tax	(98,566)

Total investment income	925,165

Expenses:

Investment advisory and management fees	228,302

Administrative fees	49,631

Shareholder servicing fees - Class N	10,791

Shareholder servicing fees - Class I	25,652

Custodian fees	43,655

Registration fees	42,362

Professional fees	33,046

Reports to shareholders	20,884

Trustee fees and expenses	2,288

Transfer agent fees	2,072

Miscellaneous	4,248

Total expenses before offsets	462,931

Expense reimbursements	(131,768)

Net expenses	331,163

Net investment income	594,002

Net Realized and Unrealized Loss:

Net realized loss on investments	(2,706,760)

Net realized loss on foreign currency transactions	(24,406)

Net change in unrealized appreciation/depreciation on investments	1,657,323

Net change in unrealized appreciation/depreciation on foreign currency translations	(2,525)

Net realized and unrealized loss	(1,076,368)

Net decrease in net assets resulting from operations	$(482,366)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the fiscal years ended May 31,

	AMG GW&K International Small Cap Fund

	2023	2022

Decrease in Net Assets Resulting From Operations:

Net investment income	$594,002	$541,240

Net realized gain (loss) on investments	(2,731,166)	2,347,377

Net change in unrealized appreciation/depreciation on investments	1,654,798	(13,108,179)

Net decrease in net assets resulting from operations	(482,366)	(10,219,562)

Distributions to Shareholders:

Class N	(56,696)	(24,095)

Class I	(328,079)	(239,344)

Class Z	(39,970)	(28,022)

Total distributions to shareholders	(424,745)	(291,461)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	1,796,425	(3,544,503)

Total increase (decrease) in net assets	889,314	(14,055,526)

Net Assets:

Beginning of year	34,874,149	48,929,675

End of year	$35,763,463	$34,874,149

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended May 31,

Class N	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Year	$42.25	$53.97	$41.45	$47.84	$59.14

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.67	0.54	(0.12)	(0.11)	(0.30)

Net realized and unrealized gain (loss) on investments	(0.84)	(12.07)	12.64	(6.27)	(6.47)

Total income (loss) from investment operations	(0.17)	(11.53)	12.52	(6.38)	(6.77)

Less Distributions to Shareholders from:

Net investment income	(0.54)	(0.19)	–	–	–

Net realized gain on investments	–	–	–	(0.01)	(4.53)

Total distributions to shareholders	(0.54)	(0.19)	–	(0.01)	(4.53)

Net Asset Value, End of Year	$41.54	$42.25	$53.97	$41.45	$47.84

Total Return[2,3]	(0.36)%	(21.41)%	30.20%	(13.35)%	(10.92)%

Ratio of net expenses to average net assets	1.14%	1.14%	1.14%	1.13%	1.11%

Ratio of gross expenses to average net assets[4]	1.54%	1.45%	1.31%	1.22%	1.17%

Ratio of net investment income (loss) to average net assets[2]	1.66%	1.09%	(0.26)%	(0.24)%	(0.54)%

Portfolio turnover	25%	26%	236%	96%	96%

Net assets end of year (000’s) omitted	$4,268	$4,704	$8,198	$11,651	$32,440

AMG GW&K International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended May 31,

Class I	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Year	$46.26	$59.20	$45.40	$52.32	$64.10

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.80	0.68	(0.05)	(0.05)	(0.25)

Net realized and unrealized gain (loss) on investments	(0.91)	(13.23)	13.85	(6.86)	(7.00)

Total income (loss) from investment operations	(0.11)	(12.55)	13.80	(6.91)	(7.25)

Less Distributions to Shareholders from:

Net investment income	(0.60)	(0.39)	–	–	–

Net realized gain on investments	–	–	–	(0.01)	(4.53)

Total distributions to shareholders	(0.60)	(0.39)	–	(0.01)	(4.53)

Net Asset Value, End of Year	$45.55	$46.26	$59.20	$45.40	$52.32

Total Return[2,3]	(0.20)%	(21.31)%	30.39%	(13.22)%	(10.82)%

Ratio of net expenses to average net assets	0.99%	0.99%	0.98%	0.99%	0.99%

Ratio of gross expenses to average net assets[4]	1.39%	1.30%	1.15%	1.08%	1.05%

Ratio of net investment income (loss) to average net assets[2]	1.81%	1.24%	(0.10)%	(0.10)%	(0.42)%

Portfolio turnover	25%	26%	236%	96%	96%

Net assets end of year (000’s) omitted	$27,889	$27,489	$36,476	$60,267	$116,101

AMG GW&K International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal year

	For the fiscal years ended May 31,

Class Z	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Year	$46.41	$59.44	$45.54	$52.43	$64.16

Income (loss) from Investment Operations:

Net investment income (loss)[1,2]	0.85	0.73	(0.00)[5]	0.00 [5]	(0.19)

Net realized and unrealized gain (loss) on investments	(0.92)	(13.27)	13.90	(6.88)	(7.01)

Total income (loss) from investment operations	(0.07)	(12.54)	13.90	(6.88)	(7.20)

Less Distributions to Shareholders from:

Net investment income	(0.65)	(0.49)	–	–	–

Net realized gain on investments	–	–	–	(0.01)	(4.53)

Total distributions to shareholders	(0.65)	(0.49)	–	(0.01)	(4.53)

Net Asset Value, End of Year	$45.69	$46.41	$59.44	$45.54	$52.43

Total Return[2,3]	(0.13)%	(21.22)%	30.52%	(13.13)%	(10.73)%

Ratio of net expenses to average net assets	0.89%	0.89%	0.89%	0.89%	0.89%

Ratio of gross expenses to average net assets[4]	1.29%	1.20%	1.06%	0.98%	0.95%

Ratio of net investment income (loss) to average net assets[2]	1.91%	1.34%	(0.01)%	0.00%[6]	(0.32)%

Portfolio turnover	25%	26%	236%	96%	96%

Net assets end of year (000’s) omitted	$3,606	$2,682	$4,256	$23,477	$26,724

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of fiscal year end.

[4]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[5]	Less than $0.005 or $(0.005) per share.

[6]	Less than 0.005%.

Notes to Financial Statements May 31, 2023

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG GW&K International Small Cap Fund (the “Fund”).

The Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC

(the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities and certain foreign fixed income securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Notes to Financial Statements (continued)

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Fund becomes aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the year. Temporary differences are due to the mark-to-market treatment of passive foreign investment companies and wash sales deferrals.

The tax character of distributions paid during the fiscal years ended May 31, 2023 and May 31, 2022 were as follows:

Distributions paid from:	2023	2022

Ordinary income *	$424,745	$291,461

*	For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

As of May 31, 2023, the components of distributable earnings (excluding unrealized appreciation/depreciation) on a tax basis consisted of:

Capital loss carryforward	$11,253,054

Undistributed ordinary income	266,276

At May 31, 2023, the cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Depreciation

$42,480,344	$2,994,440	$(8,547,633)	$(5,553,193)

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of May 31, 2023, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of May 31, 2023, the Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Short-Term	Long-Term	Total

$8,747,336	$2,505,718	$11,253,054

For the fiscal year ended May 31, 2023, the Fund did not utilize capital loss carryovers.

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the fiscal years ended May 31, 2023 and May 31, 2022, the capital stock transactions by class for the Fund were as follows:

	May 31, 2023		May 31, 2022

	Shares	Amount	Shares	Amount

Class N:

Shares sold	7,448	$306,243	7,037	$352,671

Shares issued in reinvestment of distributions	1,377	55,377	469	23,610

Shares redeemed	(17,421)	(699,428)	(48,037)	(2,439,987)

Net decrease	(8,596)	$(337,808)	(40,531)	$(2,063,706)

Class I:

Shares sold	184,151	$8,362,308	187,710	$10,494,491

Shares issued in reinvestment of distributions	7,442	327,991	4,340	238,917

Shares redeemed	(173,482)	(7,524,051)	(213,981)	(11,401,789)

Net increase (decrease)	18,111	$1,166,248	(21,931)	$(668,381)

Class Z:

Shares sold	22,384	$1,019,345	562	$31,279

Shares issued in reinvestment of distributions	58	2,579	41	2,259

Shares redeemed	(1,304)	(53,939)	(14,429)	(845,954)

Net increase (decrease)	21,138	$967,985	(13,826)	$(812,416)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At May 31, 2023, the market value of Repurchase Agreements outstanding was $1,552,883.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is

Notes to Financial Statements (continued)

responsible for the Fund’s overall administration and operations. The Investment Manager selects the Fund’s subadviser (subject to Board approval) and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the fiscal year ended May 31, 2023, the Fund paid an investment management fee at the annual rate of 0.69% of the average daily net assets of the Fund. The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least October 1, 2023, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of 0.89% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the fiscal year ended May 31, 2023, the Investment Manager reimbursed the Fund $131,768, and did not recoup any previously reimbursed expenses. At May 31, 2023, the Fund’s expiration of reimbursements subject to recoupment is as follows:

Expiration Period

Less than 1 year	$129,032

1-2 years	138,682

2-3 years	131,768

Total	$399,482

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the fiscal year ended May 31, 2023, were as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.25%	0.25%

Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At May 31, 2023, the Fund had no interfund loans outstanding.

Notes to Financial Statements (continued)

The Fund utilized the interfund loan program during the year ended May 31, 2023 as follows:

Average Lent	Number of Days	Interest Earned	Average Interest Rate

$566,205	5	$283	3.652%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the fiscal year ended May 31, 2023, were $10,601,706 and $7,939,897, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the fiscal year ended May 31, 2023.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at May 31, 2023, were as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$1,709,104	$832,883	$973,479	$1,806,362

The following table summarizes the securities received as collateral for securities lending at May 31, 2023:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000%-4.500%	06/30/23-11/15/51

5. FOREIGN SECURITIES

The Fund invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Fund’s investments in emerging market countries are exposed to additional risks. The Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. RISKS ASSOCIATED WITH INVESTMENT IN JAPAN

The Fund invests a significant portion of its net assets in Japan, which makes the Fund particularly susceptible to economic, political, regulatory or other events or conditions that may affect Japan’s economy. Therefore, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses. The Japanese economy is heavily dependent upon international trade, and, therefore, is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

Notes to Financial Statements (continued)

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of May 31, 2023:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

RBC Dominion Securities, Inc.	$832,883	–	$832,883	$832,883	–

Fixed Income Clearing Corp.	720,000	–	720,000	720,000	–

Total	$1,552,883	–	$1,552,883	$1,552,883	–

9. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF AMG FUNDS III AND SHAREHOLDERS OF AMG GW&K INTERNATIONAL SMALL CAP FUND

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AMG GW&K International Small Cap Fund (one of the funds constituting AMG Funds III, referred to hereafter as the “Fund”) as of May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statements of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the five years in the period ended May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

July 21, 2023

We have served as the auditor of one or more investment companies in the AMG Funds Family since 1993.

Other Information (unaudited)

TAX INFORMATION

AMG GW&K International Small Cap Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2023 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the year.

Pursuant to section 852 of the Internal Revenue Code, AMG GW&K International Small Cap Fund hereby designates $0 as a capital gain distribution with respect to the taxable year ended May 31, 2023, or if subsequently determined to be different, the net capital gains of such fiscal year.

In accordance with federal tax law, AMG GW&K International Small Cap Fund elected to provide foreign taxes paid and the income sourced from foreign countries. Accordingly, AMG GW&K International Small Cap Fund hereby makes the following designations regarding its period ended May 31, 2023:

The total amount of taxes paid and income sourced from foreign countries was $95,159 and $958,041, respectively.

AMG Funds Trustees and Officers

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and ages are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 680 Washington Blvd., Suite 500, Stamford, CT. 06901.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. The Chairman of the Trustees, President, Treasurer and Secretary of the Trust are elected by the Trustees annually. Other officers hold office at the pleasure of the Trustees.

Independent Trustees

The following Trustees are not “interested persons” of the Trust within the meaning of the 1940 Act:

Number of Funds Overseen in Fund Complex	Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee

• Trustee since 2012 • Oversees 41 Funds in Fund Complex	Bruce B. Bingham, 74 Partner, Hamilton Partners (real estate development firm) (1987-Present); Director of The Yacktman Funds, Inc. (2 portfolios) (2000-2012).

• Trustee since 2013 • Chairman of the Audit Committee since 2021 • Oversees 45 Funds in Fund Complex

Kurt A. Keilhacker, 59

Managing Partner, TechFund Europe (2000-Present); Managing Partner, TechFund Capital (1997-Present); Managing Partner, Elementum Ventures (2013-Present); Director, MetricStory, Inc. (2017-Present); Trustee, Wheaton College (2018-Present); Trustee, Gordon College (2001-2016); Board Member, 6wind SA, (2002-2019).

• Trustee since 1993 • Oversees 41 Funds in Fund Complex

Steven J. Paggioli, 73

Independent Consultant (2002-Present); Trustee, Professionally Managed Portfolios (28 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Muzinich BDC, Inc. (business development company) (2019-Present); Director, The Wadsworth Group; Independent Director, Chase Investment Counsel (2008–2019); Executive Vice President, Secretary and Director, Investment Company Administration, LLC and First Fund Distributors, INC. (1990-2001).

• Independent Chairman of the Board of Trustees since 2017 • Chairman of the Governance Committee since 2017 • Trustee since 1999 • Oversees 45 Funds in Fund Complex

Eric Rakowski, 65

Professor of Law, University of California at Berkeley School of Law (1990-Present); Tax Attorney at Davis Polk & Wardwell and clerked for Judge Harry T. Edwards of the U.S. Court of Appeals for the District of Columbia Circuit and for Justice William J. Brennan Jr. of the U.S. Supreme Court; Trustee of Parnassus Funds (3 portfolios) (2021-Present); Trustee of Parnassus Income Funds (2 portfolios) (2021-Present); Director of Harding, Loevner Funds, Inc. (10 portfolios); Trustee of Third Avenue Trust (3 portfolios) (2002-2019); Trustee of Third Avenue Variable Trust (1 portfolio) (2002-2019).

• Trustee since 2013 • Oversees 45 Funds in Fund Complex

Victoria L. Sassine, 57

Adjunct Professor, Babson College (2007–Present); Director, Board of Directors, PRG Group (2017-Present); CEO, Founder, Scale Smarter Partners, LLC (2018-Present); Adviser, EVOFEM Biosciences (2019-Present); Chairperson of the Board of Directors, Business Management Associates (2018-2019).

Interested Trustee

The Trustee in the following table is an “interested person” of the Trust within the meaning of the 1940 Act.

Number of Funds Overseen in Fund Complex	Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee

• Trustee since 2021 • Oversees 45 Funds in Fund Complex

Garret W. Weston, 41

Affiliated Managers Group, Inc. (2008-Present): Managing Director, Co-Head of Affiliate Engagement (2021-Present), Senior Vice President, Affiliate Development (2016-2021), Vice President, Office of the CEO (2015-2016), Vice President, New Investments (2012-2015), Senior Associate, New Investments (2008-2012); Associate, Madison Dearborn Partners (2006-2008); Analyst, Merrill Lynch (2004-2006).

AMG Funds Trustees and Officers (continued)

Officers

Position(s) Held with Fund and Length of Time Served	Name, Age, Principal Occupation(s) During Past 5 Years

• President since 2018 • Principal Executive Officer since 2018 • Chief Executive Officer since 2018 • Chief Operating Officer since 2007

Keitha L. Kinne, 65

Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); President and Principal, AMG Distributors, Inc. (2018-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); President, Chief Executive Officer and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2018-Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007-Present); Chief Operating Officer, AMG Funds IV (2016-Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2012-2014); Managing Partner, AMG Funds LLC (2007-2014); President and Principal, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006).

• Secretary since 2015 • Chief Legal Officer since 2015

Mark J. Duggan, 58

Managing Director and Senior Counsel, AMG Funds LLC (2021-Present); Senior Vice President and Senior Counsel, AMG Funds LLC (2015-2021); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2015-Present); Attorney, K&L Gates, LLP (2009-2015).

• Chief Financial Officer since 2017 • Treasurer since 2017 • Principal Financial Officer since 2017 • Principal Accounting Officer since 2017

Thomas G. Disbrow, 57

Vice President, Mutual Fund Treasurer & CFO, AMG Funds, AMG Funds LLC (2017-Present); Chief Financial Officer, Principal Financial Officer, Treasurer and Principal Accounting Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Managing Director - Global Head of Traditional Funds Product Control, UBS Asset Management (Americas), Inc. (2015-2017); Managing Director - Head of North American Funds Treasury, UBS Asset Management (Americas), Inc. (2011-2015).

• Deputy Treasurer since 2017

John A. Starace, 52

Vice President, Mutual Fund Accounting, AMG Funds LLC (2021-Present); Director, Mutual Fund Accounting, AMG Funds LLC (2017-2021); Vice President, Deputy Treasurer of Mutual Funds Services, AMG Funds LLC (2014-2017); Deputy Treasurer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2017-Present); Vice President, Citi Hedge Fund Services (2010-2014); Audit Senior Manager (2005-2010) and Audit Manager (2001-2005), Deloitte & Touche LLP.

• Chief Compliance Officer and Sarbanes-Oxley Code of Ethics Compliance Officer since 2019 • Anti-Money Laundering Compliance Officer since 2022

Patrick J. Spellman, 49

Vice President, Chief Compliance Officer, AMG Funds LLC (2017-Present); Chief Compliance Officer, AMG Distributors, Inc. (2010-Present); Chief Compliance Officer and Sarbanes-Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2019-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-2019; 2022-Present); Anti-Money Laundering Compliance Officer, AMG Funds IV (2016-2019; 2022-Present); Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-2017); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).

• Assistant Secretary since 2016

Maureen M. Kerrigan, 37

Vice President, Senior Counsel, AMG Funds LLC (2021-Present); Vice President, Counsel, AMG Funds LLC (2019-2021); Director, Counsel, AMG Funds LLC (2017-2018); Vice President, Counsel, AMG Funds LLC (2015-2017); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2016-Present); Associate, Ropes & Gray LLP (2011-2015); Law Fellow, Massachusetts Appleseed Center for Law and Justice (2010-2011).

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Product Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 22, 2023, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

6023 Airport Road

Oriskany, NY 13424

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at amgfunds.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road International Value Equity

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	053123 AR065

Item 2.	CODE OF ETHICS

Registrant has adopted a Code of Ethics. See attached Exhibit (a)(1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Registrant’s Board of Trustees has determined that independent Trustee Mr. Steven J. Paggioli qualifies as the Audit Committee Financial Expert. Mr. Paggioli is “independent” as such term is defined in Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)	Audit Fees

The aggregate fees billed by the Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), to the Fund for the Fund’s two most recent fiscal years for professional services rendered for audits of annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements (“Audit Fees”) were as follows:

	Fiscal 2023	Fiscal 2022
AMG GW&K International Small Cap Fund	$23,559	$36,076

(b)	Audit-Related Fees

There were no fees billed by PwC to the Fund in its two recent fiscal years for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements, but are not reported as Audit Fees (“Audit-Related Fees”).

For the Fund’s two most recent fiscal years, there were no Audit-Related Fees billed by PwC for engagements related directly to the operations and financial reporting of the Fund by a Fund Service Provider. A Fund Service Provider is (a) any investment adviser to the Fund (not including any Subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or (b) any entity that provides ongoing services to the Fund and is controlling, controlled by or under common control with a Fund investment adviser described in (a).

(c)	Tax Fees

The aggregate fees billed by PwC to the Fund for the two most recent fiscal years for professional services rendered for tax compliance, tax advice, and tax planning (“Tax Fees”) were as follows:

	Fiscal 2023	Fiscal 2022
AMG GW&K International Small Cap Fund	$8,050	$7,595

For the Fund’s two most recent fiscal years, Tax Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund were $0 for fiscal 2023 and $0 for fiscal 2022, respectively.

The services for which Tax Fees were charged comprise all services performed by professional staff in PwC’s tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

There were no other fees billed by PwC to the Fund for all other non-audit services (“Other Fees”) during the Fund’s two most recent fiscal years. During the same period, there were no Other Fees billed by PwC for engagements by Fund Service Providers that related directly to the operations and financial reporting of the Fund.

(e)(1) According to policies adopted by the Audit Committee, services provided by PwC to the Fund must be pre-approved by the Audit Committee. On an annual basis, the Audit Committee reviews and pre-approves various types of services that PwC may perform for the Fund without specific approval of each engagement, subject to specified budget limitations. As contemplated by the Sarbanes-Oxley Act of 2002 and related SEC rules, the Audit Committee also pre-approves non-audit services provided by PwC to any Fund Service Provider for any engagement that relates directly to the operations and financial reporting of the Fund. Any engagement that is not already pre-approved or that will exceed a pre-approved budget must be submitted to the Audit Committee for pre-approval. The Chairman of the Audit Committee is authorized on behalf of the Board of Trustees and the Audit Committee to approve the engagement of PwC to perform non-audit services subject to certain conditions, including notification to the Audit Committee of such pre-approval not later than the next meeting of the Audit Committee following the date of such pre-approval.

(e)(2) None.

(f) Not applicable.

(g) The aggregate fees billed by PwC in 2023 and 2022 for non-audit services rendered to the Fund and Fund Service Providers were $44,050 and $45,928, respectively. For the fiscal year ended May 31, 2023, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $36,000 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Fund. For the fiscal year ended May 31, 2022, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $38,333 in fees billed to the Fund Service Providers for non-audit services that did not relate directly to the operations and financial reporting of the Fund.

(h) The Trust’s Audit Committee has considered whether the provision of non-audit services by registrant’s independent registered public accounting firm to the registrant’s investment adviser, and any entity controlling, controlled, or under common control with the investment adviser that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Any Code of Ethics or amendments hereto. Filed herewith.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: August 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: August 3, 2023

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: August 3, 2023